Share-based awards and other equity instruments - Stock options activities (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Options
Beginning balance (in shares)	902	722
Granted (in shares)	10,561,001	221
Exercised (in share)	1,093,428	39
Canceled (in shares)	63,658	2
Ending balance (in shares)	17,108,574	902
Exercisable (in shares)	5,304,662	517
Vested and expected to vest (in shares)	17,108,574
Weighted average exercise price
Beginning balance, Weighted average exercise price (in EUR per share)	€ 21,637	€ 3,239
Granted, Weighted average exercise price (in EUR per share)	7.16	80,926
Exercised, Weighted average exercise price (in EUR per share)	0.13	17,953
Canceled, Weighted average exercise price (in EUR per share)	8.15	1
Ending balance, Weighted average exercise price (in EUR per share)	5.66	21,637
Exercisable, Weighted average exercise price (in EUR per share)	1.57	€ 209
Vested and expected to vest, Weighted average exercise price (in EUR per share)	€ 5.66
Outstanding, Remaining contractual term (in years)	21 years	49 years
Exercisable, Remaining contractual term (in years)	44 years	50 years
Vested and expected to vest after, Remaining contractual life (in years)	21 years
Outstanding, Aggregate intrinsic value	€ 32,178	€ 68,235
Granted, Aggregate intrinsic value	11,827
Exercised, Aggregate intrinsic value	14,860	3,000
Canceled, Aggregate intrinsic value	366
Outstanding, Aggregate intrinsic value	68,235
Exercisable, Aggregate intrinsic value	€ 25,891	€ 89,663
Trivago N.V.
Options
Beginning balance (in shares)	7,704,659
Ending balance (in shares)		7,704,659